STOCKHOLDERS DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
STOCKHOLDERS DEFICIT

We routinely issue warrants in exchange for services, as well as to settle long-term debt. The following is a summary of warrant activity:

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)
Outstanding, December 31, 2013	15,105,329	$0.50	2.2
Granted	10,788,113	0.65
Exercised	(574,717)	0.38
Expired	(200,000)	0.49
Outstanding, March 31, 2014	25,118,725	0.56	3.0
Exercisable, March 31, 2014	24,918,725	0.56	3.0

The fair value of each warrant is estimated on the date of grant using the Black-Scholes option pricing model (“Black-Scholes”). We use historical data to estimate the expected price volatility, the expected life and the expected forfeiture rate. The risk-free interest rate is based on the United States Treasury yield curve in effect at the time of the grant for the estimated life of the warrant. The following summarizes the Black-Scholes assumptions used for warrant grants that were expensed:

Three months ended March 31,
	2014	2013
Volatility	325 – 330%	-
Risk-free interest rate	1.4 – 1.6%	-
Expected life (years)	2.5 – 5.0	-
Dividend yield	-	-

During the three months ended March 31, 2014, we entered into an agreement whereby we may sell up to $10,000,000 of our common stock to Lincoln Park Capital Fund LLC, subject to certain limitations, over a 36-month period, when the registration statement we filed is declared effective by the SEC. As part of that agreement, we issued 671,785 shares of common stock for no consideration.

Preferred Stock

The Company has 15,000,000 preferred shares authorized and 199 Series A Convertible Preferred Stock, issued and outstanding as of December 31, 2013.

On December 14, 2012, the Company entered into a Securities Purchase Agreement with Spirit Bear Limited (“Spirit Bear”) pursuant to which it sold to Spirit Bear 200 shares of the Company’s Series A Convertible Preferred Stock. Each share of the Preferred Stock was initially convertible into 20,000 shares of Company’s common stock and, under certain circumstances, the Preferred Stock is convertible into Senior Convertible Notes. The Conversion Price of the Preferred Stock is equal to the $2,500.

In addition to the preferred stock, the Securities Purchase Agreement included warrants to purchase (i) 2,000,000 shares of the Company’s common stock at an exercise price of $0.35 per share (subject to adjustment as provided in the warrant); (ii) 2,000,000 shares of the Company’s common stock at an exercise price of $.50 per share (subject to adjustment as provided in the warrant); (iii) 2,000,000 shares of the Company’s common stock at an exercise of $.75 per share (subject to adjustment as provided in the warrant). The purchase price for sale of the preferred stock and warrants was $500,000, of which $313,777 was paid in cash and $186,222 was paid by cancelation of $186,222 in outstanding indebtedness held by Spirit Bear.

The Company and Spirit Bear also entered into a Registration Rights Agreement, dated December 14, 2012. Pursuant to the Registration Rights Agreement, the Company shall file a registration statement to register the shares issuable upon conversion of the Preferred Stock and the Debenture (described below) and the shares issuable upon the exercise of the Warrants. If the Registration Statement was not filed within thirty days of the Closing Date, then the number of Warrant Shares would be increased by 500,000 to 6,500,000. If the Securities and Exchange Commission had not declared the Registration Statement effective within 120 days of the Closing Date, then the Company would have to pay to each holder of Preferred Shares an amount in cash per Preferred Share held equal to the product of (i) $5,000 multiplied by (ii) the product of (A) .02 multiplied by (B) the number of months after the Effectiveness Deadline that the Registration Statement is not declared effective by the SEC.

In connection with the sale of the Preferred Stock, on December 17, 2012, the Company filed with the Secretary of State of the State of Nevada a Certificate of Designation of the Rights, Preferences, Privileges and Restrictions, which have not been set forth in the Certificate of Incorporation of the Series A Convertible Preferred Stock (the “Certificate of Designation”).

The Preferred Stock has voting rights as if each share of Series A Convertible Preferred Stock were converted into twenty thousand (20,000) shares of Common Stock (subsequently raised to 50,000. shares as described below).

The holders of each share of Preferred Stock then outstanding shall be entitled to be paid, out of the Available Funds and Assets (as defined in the "Certificate of Designation”), and prior and in preference to any payment or distribution (or any setting apart of any payment or distribution) of any Available Funds and Assets (as defined in the "Certificate of Designation”) on any shares of Common Stock, an amount per share equal to the Liquidation Price ($2,500 per share of the Preferred Stock) of the Series A Convertible Preferred Stock.

In the event a Registration Statement has not been declared effective by the United States Securities Exchange Commission within 180 calendar days from and after the Closing Date, the holders of at least two-thirds (2/3) of the then outstanding shares of Series A Convertible Preferred Stock may deliver a written notice to the Company electing the conversion of all Series A Convertible Preferred Stock to Debentures. Upon receipt of such notice, the outstanding shares of Series A Convertible Preferred Stock shall be converted to Debentures and as a result the Company would issue Debentures having a principal amount of up to $1,000,000.

Pursuant to the Securities Purchase Agreement, which was subsequently amended in an April 12, 2013 Agreement, the Company may sell Spirit Bear up to 200 additional shares of Preferred Stock and warrants to purchase up to 6,000,000 shares of the Company’s common stock. The Company shall have the option to require Spirit Bear to purchase up to these additional Two Hundred (200) Preferred Shares and associated Warrants at a Subsequent Closing in the event that written certification (“Certification Notice”) shall have been received by the Company from a federally licensed testing facility reasonably acceptable to Spirit Bear (subsequently amended in the April 12, 2013 Agreement to read ‘Mohler Technology, Inc., or a similar federally licensed testing facility acceptable to the Company’), evidencing that either (i) three motors or alternators or (ii) two motors and one AMP system (each motor, alternator or AMP system modified and tested pursuant to a distinct Memorandum of Understanding or other form of agreement) incorporating the Company’s technology have been comprehensively tested in accordance with applicable NEMA, ANSI and IEEE standards and that the results of these tests meet or exceed the minimum requirements for certification under those standards; that those same motors, alternators or system incorporating the Company’s technology have passed tests with respect to (i) IEEE 112 in Methods E, E1, F or F1 with a maximum horsepower of 4,000 (or to be determined by agreement) for F or F1 , (ii) sound pressure testing to IEEE 85 and NEMA MG1 20 standards, (iii) bearing temperature testing, (iv) speed versus torque/current testing, (v) polarization index testing per IEEE 45 standards, and (vi) IEEE 112 Method B for full efficiency; and that testing evidences an improvement in power density of at least Twelve Percent (12.00%) compared to the same motor not incorporating HPEV technology. The Company shall give Spirit Bear at least seven business days’ notice of any subsequent closing. In the event the Company shall not have received the Certification Notice by December 14, 2013, Spirit Bear shall, commencing on December 14, 2013, have a twelve (12) month option, exercisable during such period at its sole discretion by delivery of written notice to the Company, to purchase the additional Two Hundred (200) Preferred Shares and associated Warrants in a Subsequent Closing to be held within seven (7) days of such notice.

In connection with the sale of the Preferred Stock and Warrants, the Company and Spirit Bear entered into a Patent and Securities Agreement. Pursuant to the Patent and Security Agreement, the Company may, under certain circumstances, grant to Spirit Bear a security interest in certain patents set forth in the Patent and Security Agreement.

On February 20, 2013, the Board of Directors, consisting at that time of Timothy Hassett, Quentin Ponder and Judson Bibb, voted to decrease the milestone prices of the five options to purchase one million shares that would be granted to the President, Mr. Banzhaf, assuming the respective milestone prices are achieved. The milestone stock prices were reduced to $2.00, $3.00, $4.00, $4.50 and $5.00 for 20 consecutive trading days each. These milestone stock prices have been changed from $2.00, $3.00, $5.00, $7.50 and $10.00. Once the stock has traded at or above these prices for 20 consecutive trading days, Mr. Banzhaf has the right to exercise an option to purchase 1,000,000 shares of common stock at the closing price on the first day after the stock has traded for 20 consecutive days at or above each milestone stock price. These options expire one year after Mr. Banzhaf has been terminated without cause.

The board, consisting at that time of Timothy Hassett, Quentin Ponder and Judson Bibb, also granted Judson Bibb an option to purchase 2,000,000 shares of the Company’s common stock, at a purchase price of par value or $0.001 per share. The options expire one year after Mr. Bibb has been terminated without cause. The options can be exercised on a cashless basis.

Despite electing two new board members at the first board meeting subsequent to the date the SPA was closed, the Company received another letter from counsel to Spirit Bear on March 7, 2013 indicating that the Company was still in default of its obligations under the SPA and the compensation authorized by the Board on February 20, 2013 (as disclosed in the Current Report on Form 8-K filed February 26, 2013) was self-dealing and resulted in the anti-dilution provision provided for in the SPA.

On March 21, 2013, the Company and Judson Bibb signed an agreement rescinding the options granted.

On March 24, 2013, the Company and Theodore Banzhaf signed an agreement rescinding the decrease in the milestone price of the five options to purchase one million shares as well as the cashless exercise thereof awarded to the President.

On April 12, 2013, the Company and Spirit Bear Limited reached agreement regarding the settlement of allegations that the Company did not perform certain obligations pursuant to the Securities Purchase Agreement dated December 14, 2012 with Spirit Bear, and with respect to certain actions taken by the Company with respect to providing compensation to its management. Spirit Bear agreed to discharge the Company from all claims Spirit Bear may have had as well as to forgo all actions of any kind related to those claims which existed on or prior to April 12, 2013. Both parties also agreed that the signing of the agreement did not constitute an admission of wrongdoing or liability.

To satisfy the allegations, the Company and Spirit Bear agreed to amend the Certificate of Designation to provide that each share of Series A Convertible Preferred Stock can be converted into 50,000 shares of common stock and have the voting rights equal to 50,000 shares.

On June 24, 2013, as contemplated by the April 12, 2013 Agreement, an Amendment to the Certificate of Designation was filed with the Secretary of State of the State of Nevada. The amendment effectuated the change (i) to the conversion rate of each share of Series A Preferred Stock from being convertible at the rate of 20,000 shares to 50,000 shares of common stock and (ii) to the voting right of each share of Series A Preferred Stock from 20,000 shares to 50,000 shares of the common stock. There are currently 199 shares of Series A Preferred Stock issued and outstanding, all which are held by Spirit Bear Limited and its assignees.

The Company and the holders of the Series A Preferred Stock also amended the bylaws of the Company to provide that the Board shall, irrespective of the number of members, at all times be composed of an even number of members of which at least 50% shall be individuals designated by Spirit Bear. If Spirit Bear does not respond to a written request to designate one or more nominees to the Board within 10 days, this right shall no longer have any effect until the number of directors of the Board shall change thereafter (whether by resignation, appointment, removal or otherwise). This right survives until the earlier of December 14, 2015 and the date that Spirit Bear ceases to be an affiliate of the Company.

Common Stock and Warrants

On February 11, 2012, the Board of Directors authorized the issuance of 1,000,000 shares of restricted common stock to Lagoon Labs, LLC in exchange for consultations with management as well as providing investor communications and public relations, with an emphasis on digital and social media, for 12 months. The shares were issued on March 23, 2012.

On February 17, 2012 an additional 83,350 shares belonging to IFMT, Inc. were returned to the transfer agent and cancelled. The shares were originally issued as part of the Usee transaction which was subsequently terminated. Prior to the reverse merger with HPEV, Inc. the Company entered into an acquisition agreement with Usee, Inc. and Usee CA, Inc. Upon further due diligence investigation the Company cancelled the agreement and all the shares were required to be returned.

On April 5, 2012, a Certificate of Amendment to the Articles of Incorporation was filed with the Nevada Secretary of State noting the increase in authorized common stock to 100,000,000 shares.

On April 13, 2012, Judson Bibb returned the 5,000,000 shares he had received from Phoenix Productions and Entertainment Group (PPEG) back to PPEG resulting in a reversal of the expense in the quarter ending June 30, 2012, as such the Company recognized a gain due to the return of shares of $2,650,000.

On June 8, 2012, the Board of Directors authorized the issuance of 26,666 shares of restricted common stock valued at $0.75 totaling $20,000 to Wayne Wilcox of Geartech Heavy Duty in lieu of payment for work performed on a component of the initial hybrid conversion vehicle. The Board of Directors also authorized the issuance of 10,000 shares of restricted common stock valued at $0.50 to an accredited investor in exchange for $5,000 in funding.

In April, May, June and July of 2012, Spirit Bear Limited made cash advances for and funded loans to the Company in the total amount of $186,222, creating direct financial obligations of the Company. On August 8, 2012, The Company and Spirit Bear reached a definitive agreement concerning the terms of the loans, including the Company’s obligations to repay Spirit Bear within 180 days from each date of funding, and the Company’s obligation to issue warrants to Spirit Bear to purchase 3.5714 shares of common stock per dollar of consideration provided by Spirit Bear, subject to certain adjustments, at the per share price of $.35, as partial consideration for the loans. The warrants granted to Spirit Bear totalled 665,374 shares. The value of these options was estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 2 years; risk free interest rate of 0.33%; dividend yield of 0% and expected volatility of 250%. These options were valued at $622,522 and the aggregate value was capitalized as financing cost and has been amortized and charged to financing cost expense in the amount of $622,522 as of December 31, 2012.

In the event payment was not made within 90 days of the receipt of each loan, the Company was required to provide penalty warrants.

On December 14, 2012, the penalty warrants for all four loans owed to Spirit Bear totalled 819,223. The value of these options was estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 2 years; risk free interest rate of 0.62%; dividend yield of 0% and expected volatility of 245%. These options were charged to interest expense in the amount of $197,413 as of December 31, 2012.

On December 14, 2012, the Company entered into a Securities Purchase Agreement with Spirit Bear pursuant to which it sold to Spirit Bear (i) 200 shares of the Company’s Series A Convertible Preferred Stock (the “Preferred Stock”) and (ii) warrants to purchase an aggregate of 2,000,000 shares of the Company’s common stock at an exercise price of $0.35 per share (subject to adjustment as provided in the warrant); 2,000,000 shares of the Company’s common stock at an exercise price of $0.50 per share (subject to adjustment as provided in the warrant); and 2,000,000 shares of the Company’s common stock at an exercise of $0.75 per share (subject to adjustment as provided in the warrant). The aggregate purchase price for sale of the Preferred Stock and warrants was $500,000, of which $313,777 was paid in cash and $186,222 was paid by cancelation of $186,222 in outstanding indebtedness held by Spirit Bear.

The warrants may be exercised on a cashless basis in which the holder may be entitled to obtain a certificate of shares of the Company’s common stock equal to the quotient obtained by dividing [(A-B) (X)] by (A), where:

(A) = the average of the daily VWAPs for the three (3) Trading Days immediately preceding the date of such election;

(B) = the Exercise Price of this Warrant, as adjusted; and

(X) = the number of Warrant Shares issuable upon exercise of this Warrant in accordance with the terms of this Warrant by means of a cash exercise rather than a cashless exercise.

On December 21, 2012, pursuant to the Debt Settlement Agreement, $911,894 outstanding under the PPEG Loan Agreement was forgiven. The debt forgiveness was accounted for as contributed capital as PPEG was a significant shareholder. In addition, the Debt Holders also agreed to deposit 4,676,000 shares of common stock in escrow. Upon the filing of a registration statement with the SEC, 3,676,000 shares were to be cancelled and returned to treasury (See Note 11). The remaining 1,000,000 shares will be purchased by the Company or a nominee of the Company at $0.40 per share at the rate of $10,000 per month commencing within 90 days after HPEV achieves $1,000,000 in gross revenues for products or services from business operations. PPEG and Action Media will divide the $400,000 on a pro rata basis based on each company’s respective amount of debt forgiven. As of December 31, 2012 the 4,676,000 were removed from outstanding and classified as held in escrow in the amount of $39,469 based on the historical value of shares.

Pursuant to the Debt Settlement Agreement signed with Phoenix Productions and Entertainment Group, Action Media Group and Spirit Bear Limited signed on December 11, 2012, 3,676,000 shares of common stock with a historical value of $31,028 that were being held in escrow were cancelled on January 14, 2012. That left 1,000,000 shares with a historical value of 8,441 remaining in escrow and a total of 43,970,411 shares of common stock outstanding.

Pursuant to a debt settlement with the Crone Law Group, on February 13, 2013, the Board of Directors approved the issuance of 25,000 shares of restricted common stock to Mark Crone, the owner of the law group, to satisfy an outstanding balance of $25,975. the shares were valued at $6,500 dollars, a gain on settlement of debt of $19,475 was recorded as a result.

On February 13, 2013, the Board of Directors authorized the cashless exercise of 200,000 option held by Crone Law Group. The cashless exercise resulted in the issuance of 90,000 shares of Common stock. (See Note 6: Warrants and Options.)

On May 6, 2013, the Company issued a warrant for 450,000 shares of common stock to a consultant for corporate development advisory services with an exercise price of $0.48. The vesting period on these grants was immediate. The warrants will remain effective for 30 months and may be exercised on a cashless basis. The value of these warrants were estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 2.5 years; risk free interest rate of 0.165%; dividend yield of 0% and expected volatility of 327%. To account for such grants to non-employees, we recorded the issuance as consulting expense in the amount of $245,376.

On May 16, 2013, the “Company agreed to sell to an accredited investor 750,000 fully paid and non-assessable shares of common stock, par value $0.001 per share at a purchase price of thirty three cents ($0.33) per share in exchange for $250,000 in funding. The investor also received warrants to purchase 750,000 shares of common stock at a purchase price of forty eight cents ($0.48) per share. The warrants will remain effective for 30 months and may be exercised on a cashless basis.

The accredited investor’s stock subscription agreement includes a reset provision which states that if on the ninetieth business day from the closing date of May 16, 2013, the market price per share of the Common Stock is not trading at $0.77 or higher, the Company will issue to the investor up to 336,956 shares, or an amount such that the investor would have received had he invested $577,500 on May 16, 2013, whichever amount is lower.

On August 14, 2013, an accredited investor was awarded an additional 336,956 shares of restricted common stock as a result of the fact that the market price per share of the Common Stock did not trade at $0.77 or higher on the ninetieth business day from the closing date. The reset shares combined with the original shares received changed the overall value of the stock purchased to $0.23 per share.

The Company also agreed that within 45 business days of the consummation of the offer and sale of $1,000,000 of Common Stock and Warrants, the Company shall file a registration statement on Form S-1 with the Securities and Exchange Commission to register the Common Stock and the Warrant Shares purchased for resale. The issuance was conducted in reliance upon an exemption from registration provided under Section 4(2) of the Securities Act of 1933, as amended.

On May 28, 2013 the Company executed an agreement with Monarch Bay Securities, LLC which required the issuance of 400,000 warrants at an exercise price of ($0.49) as a retainer for their services. 200,000 of the warrants were considered fully vested upon execution of the agreement, however, the warrants were not issued to the company until July 24, 2013. The remaining 200,000 warrants will not vest until the consultant has directly assisted the company is raising $750,000 in financing. The value of these warrants were estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 5 years; risk free interest rate of 1.02%; dividend yield of 0% and expected volatility of 358%. To account for such grants to non-employees, we recorded the issuance the warrants as consulting expense in the amount of $103,944.

On June 4, 2012, the Company issued a warrant for 303,569 shares of common stock to McMahon Serepca, LLP with an exercise price of $0.275. The vesting period on these grants was immediate. The value of these warrants were estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 2.5 years; risk free interest rate of 0.62%; dividend yield of 0% and expected volatility of 225%. To account for such grants to non-employees, we recorded the issuance as interest expense in the amount of $99,229.

On June 10, 2013, the Company issued 225,000 shares of restricted common stock valued at $0.44 per share and warrants to purchase 225,000 shares of common stock at a purchase price of sixty six cents ($0.66) per share to an accredited investor in exchange for $100,000 in funding. The warrants will remain effective for 30 months and may be exercised on a cashless basis.

The accredited investor’s stock subscription agreement includes a reset provision which states that if on the ninetieth business day from the closing date of June 10, 2013, the market price per share of the Common Stock is not trading at $0.75 or higher, the Company will issue to the investor up to 200,000 shares, or an amount such that the investor would have received had he invested $168,750 on June 10, 2013, whichever amount is lower. Additional warrants will also be due the investor pending the determination of the reset.

As a result of the fact that the market price per share of the Common Stock did not trade at $0.75 or higher on the ninetieth business day from the closing date, the accredited investor was awarded the additional 196,875 shares of restricted common stock on September 8, 2013. The additional shares awarded lowered the stock purchase price to $0.237 per share

The Company also agreed that within 45 business days of the consummation of the offer and sale of $1,000,000 of Common Stock and Warrants, the Company shall file a registration statement on Form S-1 with the Securities and Exchange Commission to register the Common Stock and the Warrant Shares purchased for resale. The issuance was conducted in reliance upon an exemption from registration provided under Section 4(2) of the Securities Act of 1933, as amended.

On July 1, 2013, an accredited investor purchased 111,111 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $50,000. The warrants enable the investor to purchase, up to January 3, 2016, an aggregate of 111,111 shares of common stock at an exercise price of $0.66. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On July 1, 2013, an accredited investor purchased 222,222 shares of common stock and warrants in a private offering at a purchase price of $0.44 per share in consideration for $100,000. The warrants enable the investor to purchase, up to January 2, 2016, an aggregate of 222,222 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On July 9, 2013, an accredited investor purchased 111,111 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $50,000. The warrants enable the investor to purchase, up to January 16, 2016, an aggregate of 111,111 shares of common stock at an exercise price of $0.69. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On July 10, 2013, an accredited investor purchased 225,000 shares of common stock and warrants in a private offering at a purchase price of $0.44 per share in consideration for $100,000. The warrants enable the investor to purchase, up to January 11, 2016, an aggregate of 337,500 shares of common stock at an exercise price of $0.60. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On July 15, 2013, an accredited investor purchased 111,111 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $50,000. The warrants enable the investor to purchase, up to January 16, 2016, an aggregate of 111,111 shares of common stock at an exercise price of $0.66. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On July 16, 2013, an accredited investor purchased 222,222 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $100,000. The warrants enable the investor to purchase, up to January 15, 2016, an aggregate of 222,222 shares of common stock at an exercise price of $0.69. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On July 16, 2013, an accredited investor purchased 222,222 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $100,000. The warrants enable the investor to purchase, up to January 24, 2016, an aggregate of 222,222 shares of common stock at an exercise price of $0.54. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On July 17, 2013, an accredited investor purchased 111,111 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $50,000. The warrants enable the investor to purchase, up to January 18, 2016, an aggregate of 111,111 shares of common stock at an exercise price of $0.59. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On July 17, 2013, an accredited investor purchased 111,111 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $50,000. The warrants enable the investor to purchase, up to January 24, 2016, an aggregate of 111,111 shares of common stock at an exercise price of $0.54. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On July 17, 2013, an accredited investor purchased 166,666 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $75,000. The warrants enable the investor to purchase, up to January 24, 2016, an aggregate of 166,667 shares of common stock at an exercise price of $0.54. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On July 19, 2013, an accredited investor purchased 55,555 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $25,000. The warrants enable the investor to purchase, up to January 24, 2016, an aggregate of 55,555 shares of common stock at an exercise price of $0.54. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On July 22, 2013, an accredited investor purchased 55,555 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $25,000. The warrants enable the investor to purchase, up to January 24, 2016, an aggregate of 55,555 shares of common stock at an exercise price of $0.54. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On July 22, 2013, an accredited investor purchased 55,555 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $25,000. The warrants enable the investor to purchase, up to January 24, 2016, an aggregate of 83,333 shares of common stock at an exercise price of $0.49. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On July 22, 2013, an accredited investor purchased 55,555 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $25,000. The warrants enable the investor to purchase, up to February 16, 2016, an aggregate of 55,555 shares of common stock at an exercise price of $0.56. The warrants may be exercised on a cashless basis. The Company agreed that within 45 days of the consummation of the offer and sale of $1,000,000 of shares and warrants, it will file a registration statement with the Securities and Exchange Commission covering the securities.

On July 25, 2013, an accredited investor purchased 388,889 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $175,000. The warrants enable the investor to purchase, up to January 25, 2016, an aggregate of 388,889 shares of common stock at an exercise price of $0.54. The warrants may be exercised on a cashless basis. The Company agreed that all sales made subsequent to achievement of the $1,000,000 threshold and before the filing of the Form S-1 would be included in the registration statement.

On August 2, 2013, an accredited investor purchased 111,111 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $50,000. The warrants enable the investor to purchase, up to February 6, 2016, an aggregate of 111,111 shares of common stock at an exercise price of $0.56. The warrants may be exercised on a cashless basis. The Company agreed that all investments made subsequent to achievement of the $1,000,000 threshold and before the filing of the Form S-1 would be included in the registration statement.

On August 6, 2012, the Company issued a warrant for 303,569 shares of common stock to McMahon Serepca, LLP with an exercise price of $0.39. The vesting period on these grants was immediate. The value of these warrants was estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 2.5 years; risk free interest rate of 0.62%; dividend yield of 0% and expected volatility of 218%. To account for such grants to non-employees, we recorded the issuance as interest expense in the amount of $110,029.

On August 12, 2013, the Company issued 166,667 shares of restricted common stock valued at $0.45 per share to an accredited investor in exchange for $75,000 in funding. The investor also received warrants to purchase 250,000 shares of common stock at a purchase price of fifty eight cents ($0.58) per share. The warrants may be exercised on a cashless basis and expire on February 12, 2016. The Company agreed that all investments made subsequent to achievement of the $1,000,000 threshold and before the filing of the Form S-1 would be included in the registration statement.

On August 13, 2013, the Company issued 111,111 shares of restricted common stock valued at $0.45 per share to an accredited investor in exchange for $50,000 in funding. The investor also received warrants to purchase 166,667 shares of common stock at a purchase price of fifty eight cents ($0.58) per share. The warrants may be exercised on a cashless basis and expire on February 12, 2016. The Company agreed that all investments made subsequent to achievement of the $1,000,000 threshold and before the filing of the Form S-1 would be included in the registration statement.

On August 16, 2013, the Company received a Demand for Documents and Demand to Cease and Assist from Nevada counsel representing Spirit Bear and Jay Palmer, one of the three directors of the Company who was appointed by Spirit Bear. Such notice requires the Company to provide Mr. Palmer all books and records regarding all equity or debt issued by the Company since January 1, 2013 and an accounting of all compensation disbursed to Company executive officers since such date. Spirit Bear contends that management of the Company issued equity or debt without authority, and established compensation levels for the Company’s officers and paid compensation to its officers in violation of its agreements with Spirit Bear and the Company’s public filings.

On June 4, 2012, the Company issued a warrant for 303,569 shares of common stock to McMahon Serepca, LLP with an exercise price of $0.275. As a consequence of the cashless exercise of 100,000 if the warrants, David Serepca of McMahon, Serepca, LLP was awarded 48,328 shares of unrestricted common stock on August 19, 2013.

On August 19, 2013, the Company issued 111,111 shares of restricted common stock valued at $0.45 per share to an accredited investor in exchange for $50,000 in funding. The investor also received warrants to purchase 111,111 shares of common stock at a purchase price of thirty seven cents ($0.37) per share. The warrants may be exercised on a cashless basis and expire on February 23, 2016. The Company agreed that all investments made subsequent to achievement of the $1,000,000 threshold and before the filing of the Form S-1 would be included in the registration statement.

On August 21, 2013, the Company issued 55,555 shares of restricted common stock valued at $0.45 per share to an accredited investor in exchange for $25,000 in funding. The investor also received warrants to purchase 55,555 shares of common stock at a purchase price of thirty seven cents ($0.37) per share. The warrants may be exercised on a cashless basis and expire on February 23, 2016. The Company agreed that all investments made subsequent to achievement of the $1,000,000 threshold and before the filing of the Form S-1 would be included in the registration statement.

On August 27, 2013 the Company filed a complaint in the United States District Court against Spirit Bear, Jay Palmer, Carrie Dwyer and Donica Holt (Case 2:13-cv-01548) (the “Lawsuit”) seeking judicial declaration that the Board resolutions from February 2013 authorizing the compensation of management and the issuance of debt and equity is valid and the defendants are bound by the April 12, 2013 Agreement. The defendants have indicated that they will seek indemnification from the Company as a result of the Company initiating this Lawsuit. The Company amended its complaint and dismissed Mr. Palmer and Mrs. Dwyer and Holt from the Lawsuit and sought an emergency summary judgment motion requesting declaratory relief that the February resolutions are valid. Defendant Spirit Bear objected to the Company's designation of its motion as a purported emergency because it improperly denies Spirit Bear the opportunity to respond to the Company's amended complaint, conduct discovery and investigate the Company's claims. On October 28, 2013, Spirit Bear responded to the Company's amended complaint and asserted derivative third-party claims in the Lawsuit on behalf of HPEV against Timothy Hassett, Theodore Banzhaf, Quentin Ponder, Judson Bibb and Mark Hodowanec.

Spirit Bear contests the validity of the Company issuing common stock in connection with the capital raises described herein commencing on May 17, 2013, as well as the compensation taken or accrued by the Company's management pursuant to the February 20, 2013, resolutions passed by the board of directors, consisting at that time of Timothy Hassett, Quentin Ponder, and Judson Bibb. Such disputes are currently pending in the Lawsuit described below. Therefore, neither the capital raise and stock issuance nor the accrued compensation are accepted by the three directors of the Company appointed by Spirit Bear.

On September 9, 2013, the Company issued 222,222 shares of restricted common stock valued at $0.45 per share to an accredited investor in exchange for $100,000 in funding. The investor also received warrants to purchase 222,222 shares of common stock at a purchase price of forty three cents ($0.43) per share. The warrants may be exercised on a cashless basis and expire on March 9, 2016. The Company agreed that all investments made subsequent to achievement of the $1,000,000 threshold and before the filing of the Form S-1 would be included in the registration statement.

On September 16, 2013, Jay Palmer brought an emergency petition for a writ ordering the Company to allow him to inspect the books and records of the Company. On October 1, 2013 the court granted Mr. Palmer the right to inspect the books and records regarding (a) all equity or debt issued by Company management since January 1, 2013 and (b) all compensation disbursed to the Company's executive officers since January 1, 2013, with an accounting of disbursements.

On September 18, 2013, the Securities and Exchange Commission served HPEV, Inc. with a subpoena entitled In the Matter of HPEV, Inc. The subpoena requested documents relating to several matters, including Spirit Bear Limited, Robert Olins and all of their respective affiliates. HPEV must produce the documents by October 3, 2013. At this time, it is unclear what conclusions the SEC will reach upon the conclusion of its investigation.

When the Company signed a Registration Rights Agreement with Spirit Bear Limited on December 14, 2012, it obligated the Company to file a Registration Statement on Form S-1 and keep it effective. The Registration Statement that was declared effective by the SEC on January 23, 2013 ceased to be effective with the restatement of the Company’s financials in a Form 10-K/A filed on May 21, 2013.

Pursuant to the Warrant Agreement covering warrants issued as part of the Stock Purchase Agreement and also falling under the terms of the Registration Rights Agreement the company signed with Spirit Bear on December 14, 2012, Spirit Bear Limited shall be due a 25% increase in the number of warrants issued in the event the Registration Statement ceased to be effective.

On August 7, 2013, the Company and Spirit Bear Limited agreed that Spirit Bear would forego the additional warrants Spirit Bear was due if the Company filed a Post-Effective Amendment to the Registration Statement within two business days of the filing of the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2013. The Company did not file a Post-Effective Amendment within two business days after the filing of the Form 10-Q for the second quarter.

Therefore, on October 5, 2013, Spirit Bear Limited was awarded a warrant for 500,000 shares of common stock the value of these warrants were estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 4 years; risk free interest rate of 1.035%; dividend yield of 0% and expected volatility of 382%. These options were charged to interest expense in the amount of $174,997 as of December 31, 2013.

On October 10, 2013, an accredited investor purchased 222,222 shares of common stock and warrants in a private offering at a purchase price of $0.45 per share in consideration for $100,000. The warrants enable the investor to purchase, up to April 16, 2016, an aggregate of 333,333 shares of common stock at an exercise price of $0.52. The warrants may be exercised on a cashless basis. The Company agreed that all sales made subsequent to achievement of the $1,000,000 threshold and before the filing of the Form S-1 would be included in the registration statement. The issuance was conducted in reliance upon an exemption from registration provided under Section 4(2) of the Securities Act of 1933, as amended.

On October 15, 2013, HPEV filed a motion for declaratory relief to streamline the litigation between the Company and Spirit Bear Limited (See below under Part II, Item 1,‘Legal Proceedings’) as delay could have a negative impact on the business including meeting contractual milestones by December 14, 2013. In the motion, the Company seeks a declaration that the resolutions in dispute are valid, the Company’s capital raises are authorized and the agreement signed with Spirit Bear on April 14, 2013 is valid and enforceable.

On November 9, 2012, the Company issued a warrant for 303,569 shares of common stock to McMahon Serepca, LLP with an exercise price of $0.18. The vesting period on these grants was immediate. The value of these warrants was estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 2.5 years; risk free interest rate of 0.62%; dividend yield of 0% and expected volatility of 280%. To account for such grants to non-employees, we recorded the issuance as interest expense in the amount of $72,748.

On December 17, 2013, an accredited investor purchased 166,667 shares of common stock and warrants in a private offering at a purchase price of $0.30 per share in consideration for $50,000. The warrants enable the investor to purchase, up to June 18, 2016, an aggregate of 166,667 shares of common stock at an exercise price of $0.56. The warrants may be exercised on a cashless basis. The Company agreed that all sales made subsequent to achievement of the $1,000,000 threshold and before the filing of the Form S-1 would be included in the registration statement. The issuance was conducted in reliance upon an exemption from registration provided under Section 4(2) of the Securities Act of 1933, as amended.

On December 17, 2013, an accredited investor purchased 100,000 shares of common stock and warrants in a private offering at a purchase price of $0.30 per share in consideration for $30,000. The warrants enable the investor to purchase, up to June 18, 2016, an aggregate of 100,000 shares of common stock at an exercise price of $0.56. The warrants may be exercised on a cashless basis. The Company agreed that all sales made subsequent to achievement of the $1,000,000 threshold and before the filing of the Form S-1 would be included in the registration statement. The issuance was conducted in reliance upon an exemption from registration provided under Section 4(2) of the Securities Act of 1933, as amended.

On December 17, 2013, an accredited investor purchased 166,667 shares of common stock and warrants in a private offering at a purchase price of $0.30 per share in consideration for $50,000. The warrants enable the investor to purchase, up to June 18, 2016, an aggregate of 166,667 shares of common stock at an exercise price of $0.56. The warrants may be exercised on a cashless basis. The Company agreed that all sales made subsequent to achievement of the $1,000,000 threshold and before the filing of the Form S-1 would be included in the registration statement. The issuance was conducted in reliance upon an exemption from registration provided under Section 4(2) of the Securities Act of 1933, as amended.

On December 17, 2013, an accredited investor purchased 100,000 shares of common stock and warrants in a private offering at a purchase price of $0.30 per share in consideration for $30,000. The warrants enable the investor to purchase, up to June 18, 2016, an aggregate of 100,000 shares of common stock at an exercise price of $0.56. The warrants may be exercised on a cashless basis. The Company agreed that all sales made subsequent to achievement of the $1,000,000 threshold and before the filing of the Form S-1 would be included in the registration statement. The issuance was conducted in reliance upon an exemption from registration provided under Section 4(2) of the Securities Act of 1933, as amended.

On December 18, 2013, an accredited investor purchased 125,000 shares of common stock and 168,750 warrants in a private offering at a purchase price of $0.40 per share in consideration for $50,000. The warrants enable the investor to purchase, up to June 18, 2016, an aggregate of 168,750 shares of common stock at an exercise price of $0.66. The warrants may be exercised on a cashless basis. The Company agreed that all sales made subsequent to achievement of the $1,000,000 threshold and before the filing of the Form S-1 would be included in the registration statement. The issuance was conducted in reliance upon an exemption from registration provided under Section 4(2) of the Securities Act of 1933, as amended.

On December 18, 2013, the Company granted Monarch Bay Securities, LLC warrants to purchase 42,667 shares of common stock as a commission for acting as a placement agent for the Company with respect to finding investors for offerings of the Company’s securities. The warrants enable Monarch Bay to purchase shares of common stock at a price of fifty six cents ($0.56) per share. The may be executed on a cashless basis and will expire on June 18, 2016.

On December 20, 2013, the Company issued a warrant for 200,000 shares of HPEV common stock to Andrew Kyzyk in order to induce him to join the Company’s Board of Advisors and retain his services for a period of at least 12 months.

On December 27, 2013, an accredited investor purchased 125,000 shares of common stock and warrants in a private offering at a purchase price of $0.40 per share in consideration for $50,000. The warrants enable the investor to purchase, up to June 26, 2016, an aggregate of 125,000 shares of common stock at an exercise price of $0.66. The warrants may be exercised on a cashless basis. The Company agreed that all sales made subsequent to achievement of the $1,000,000 threshold and before the filing of the Form S-1 would be included in the registration statement. The issuance was conducted in reliance upon an exemption from registration provided under Section 4(2) of the Securities Act of 1933, as amended.

On December 31, 2013, the Company issued a warrant for 200,000 shares of HPEV common stock to Richard Schul in order to induce him to join the Company’s Board of Advisors and retain his services for a period of at least 12 months.

The following is a summary of the status of all of the Company’s stock warrants as of December 31, 2013 and changes during the year ended on that date:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Life (Years)
Outstanding at December 31, 2012	8,395,004	$0.48	3.71
Granted	6,810,325	$0.50	2.50
Exercised	(100,000)	$0.275	-
Expired	-	$-	-
Outstanding at December 31, 2013	145,105,329	$0.46	2.49
Exercisable at December 31, 2013	145,105,329	$0.46	2.49

The Company agreed that all investments made subsequent to achievement of the $1,000,000 threshold and before the filing of the Form S-1 would be included in the registration statement to be filed with the Securities and Exchange Commission to register the Common Stock and the Warrant Shares purchased for resale.

For all investments received during 2013, the cash received from the investors was for the value of both the common stocks and warrants. The common stock value was known per the subscription agreements. As that was equal to the total cash received from the investor; no additional value for the warrants was recorded.

Consequently, the investments were reflected in an increase in cash and an increase to stock and/or additional paid-in capital.